Loans (Details) - Schedule of Outstanding Balances of Loans	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 168,368,000	¥ 192,418,000	$ 1,068,731	$ 1,414,943
Less: Loan origination fee	(115,500)	(346,500)	(732)	(2,548)
Current portion of long – term loan	(119,189,500)	(123,819,000)	(756,567)	(910,501)
Long-term loan – due over one year	49,063,000	68,252,500	311,432	501,894
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 4,101,000	¥ 11,680,000	26,031	85,889
Maturity Date	Nov. 12, 2024	Nov. 12, 2024
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 29,567,000	¥ 34,988,000	187,679	257,284
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 100,000,000	¥ 100,000,000	634,759	735,348
Maturity Date	Jul. 31, 2024	Apr. 26, 2024
Effective Interest Rate	1.48%	1.48%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 34,700,000	¥ 45,750,000	$ 220,262	$ 336,422
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%